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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/08
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Rock Hill Investment Management, L.P.
                 -------------------------------------
   Address:      3 Bala Plaza East, Suite 585
                 -------------------------------------
                 Bala Cynwyd, PA 19004
                 -------------------------------------

Form 13F File Number: 28-11169
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

By:      RHP General Partner, LLC
         -------------------------------
Name:    Keith S. Marlowe
         -------------------------------
Title:   Director
         -------------------------------
Phone:   610-949-9700
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Keith S. Marlowe           Bala Cynwyd, PA    May 15, 2008
   -------------------------------    -----------------   ------------
             [Signature]                [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                        --------------------

Form 13F Information Table Entry Total:                   45
                                        --------------------

Form 13F Information Table Value Total: $            243,828
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

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
                                                 MARKET VALUE                                                    VOTING AUTHORITY
                              TITLE OF             (x$1000)   SHARE / PRN SHARE / PUT / INVESTMENT  OTHER   ----------------------
         NAME OF ISSUER        CLASS     CUSIP       (USD)      AMOUNT      PRN   CALL  DISCRETION MANAGERS    SOLE    SHARED NONE
         --------------        -----     -----       -----      ------      ---   ----  ---------- -------- ---------- ------ ----
ABERCROMBIE & FITCH CO          CALL   002896907          773       1,500    SH   CALL  SOLE                     1,500
ADVANCED MEDICAL OPTICS, INC.   CNV    00763MAJ7        5,758   7,000,000   PRN         SOLE                 7,000,000
ADVANCED MEDICAL OPTICS, INC.   CNV    00763MAK4        5,718   7,900,000   PRN         SOLE                 7,900,000
AKEENA SOLAR INC                COM    009720103          199      25,905    SH         SOLE                    25,905
AMERICREDIT CORP                CNV    03060RAR2        1,085   2,000,000   PRN         SOLE                 2,000,000
ANADYS PHARMACEUTICALS INC      COM    03252Q408           61      40,000    SH         SOLE                    40,000
BLACKBOARD INC                  CNV    091935AA4        8,618   9,000,000   PRN         SOLE                 9,000,000
CONTINENTAL AIRLS INC           CNV    210795PJ3       16,303  14,100,000   PRN         SOLE                14,100,000
COVANTA HLDG CORP               COM    22282E102        1,031      37,500    SH         SOLE                    37,500
DIEBOLD INC.                   CALL    253651903          779         850    SH   CALL  SOLE                       850
EARTHLINK INC                   CNV    270321AA0       10,650  10,000,000   PRN         SOLE                10,000,000
EASTMAN KODAK CO                CNV    277461BE8       21,797  22,500,000   PRN         SOLE                22,500,000
EMCORE CORP                     COM    290846104          576     100,000    SH         SOLE                   100,000
FOSTER WHEELER LTD              COM    G36535139        2,746      48,500    SH         SOLE                    48,500
FREEPORT-MCMORAN COPPER & GO   CALL    35671D907        1,101       1,791    SH   CALL  SOLE                     1,791
GLOBALOPTIONS GROUP INC         COM    37946D209           60      28,886    SH         SOLE                    28,886
GRIFFON CORP                    CNV    398433AC6        5,685   6,680,000   PRN         SOLE                 6,680,000
IMAGEWARE SYS INC               COM    45245S108           91      96,268    SH         SOLE                    96,268
INTERMUNE INC                   CNV    45884XAC7       13,720  14,000,000   PRN         SOLE                14,000,000
INTER-ATLANTIC FINANCIAL INC    COM    45890H100           74      10,000    SH         SOLE                    10,000
INTER-ATLANTIC FINANCIAL INC   UNIT    45890H209          568      75,000    SH         SOLE                    75,000
K-V PHARMACEUTICAL CO           CNV    482740AC1       17,100  15,000,000   PRN         SOLE                15,000,000
MOSAIC CO                       COM    61945A107          872       8,500    SH         SOLE                     8,500
MUELLER WTR PRODS INC          SER A   624758108          859     105,000    SH         SOLE                   105,000
NABI BIOPHARMACEUTICALS         CNV    629519AB5       11,022  12,350,000   PRN         SOLE                12,350,000
NATIONAL COAL CORP              COM    632381208          233      44,530    SH         SOLE                    44,530
NCI BUILDING SYS INC            CNV    628852AG0        9,319  10,000,000   PRN         SOLE                10,000,000
NCR CORP NEW                    COM    62886E108        1,142      50,000    SH         SOLE                    50,000
NEWPORT CORP                    CNV    651824AB0          821   1,000,000   PRN         SOLE                 1,000,000
NOVACEA INC                     COM    66987B103           54      20,000    SH         SOLE                    20,000
POWERWAVE TECHNOLOGIES INC      CNV    739363AD1        9,049  14,250,000   PRN         SOLE                14,250,000
QLT INC.                        CNV    746927AB8        9,598  10,103,000   PRN         SOLE                10,103,000
REPLIDYNE INC                   COM    76028W107           23      16,309    SH         SOLE                    16,309
RF MICRODEVICES INC             CNV    749941AJ9        2,069   3,220,000   PRN         SOLE                 3,220,000
SATCON TECHNOLOGY CORP          COM    803893106          117      66,150    SH         SOLE                    66,150
SAVVIS INC                      CNV    805423AA8       11,334  15,000,000   PRN         SOLE                15,000,000
SEPRACOR INC                    CNV    817315AW4        8,988  10,000,000   PRN         SOLE                10,000,000
SYMANTEC CORP                   COM    871503108        1,330      80,000    SH         SOLE                    80,000
THORATEC CORP                   CNV    885175AB5        5,498   9,685,000   PRN         SOLE                 9,685,000
TRANSOCEAN INC.                 CNV    893830AU3        2,734   2,500,000   PRN         SOLE                 2,500,000
TRANSOCEAN INC                  CNV    893830AV1       28,503  26,000,000   PRN         SOLE                26,000,000
2020 CHINACAP ACQUIRCO, INC    UNIT    90212G208          789     105,000    SH         SOLE                   105,000
VECTOR GROUP LTD                CNV    92240MAE8       15,797  12,500,000   PRN         SOLE                12,500,000
VECTOR GROUP LTD                CNV    92240MAH1        1,896   1,500,000   PRN         SOLE                 1,500,000
VIROPHARMA INC                  CNV    928241AH1        7,288  10,000,000   PRN         SOLE                10,000,000